GENERAL INFORMATION - Disclosure of Interests in Subsidiaries (Details)	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024
JSC Kyivstar
Disclosure of subsidiaries [line items]
Interest		99.995%	99.995%
LLC Kyivstar.Tech
Disclosure of subsidiaries [line items]
Interest		100.00%	100.00%
LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Interest	97.99%	97.99%	69.99%
LLC Lan Trace
Disclosure of subsidiaries [line items]
Interest		100.00%	100.00%
LLC Uklon Corporate
Disclosure of subsidiaries [line items]
Interest		97.00%
LLC Uklon Tech
Disclosure of subsidiaries [line items]
Interest		97.00%
LLC Uklon Ltd
Disclosure of subsidiaries [line items]
Interest		97.00%
Uklon LLC
Disclosure of subsidiaries [line items]
Interest		100.00%
Uklon LLC | LLC Uklon Ltd
Disclosure of subsidiaries [line items]
Interest		100.00%
Kyivstar Holdings B.V.
Disclosure of subsidiaries [line items]
Interest		100.00%
Kyivstar Cayman Corp.
Disclosure of subsidiaries [line items]
Interest		100.00%
SUNVIN 11 LLC
Disclosure of subsidiaries [line items]
Interest		100.00%